SCHEDULE OF LOANS PAYABLE (Details) - USD ($)								12 Months Ended
		Apr. 16, 2025	Mar. 08, 2024	Feb. 29, 2024	Nov. 30, 2023	Nov. 29, 2023	Nov. 28, 2023	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2022
Short-Term Debt [Line Items]
Debt instrument, face amount								$ 32,801,346
Less: current portion of loans payable								(519,105)
Less: discount on non-current loans payable								(360,163)
Non-current loans payable, net of discount								31,922,078
Current portion of loans payable								519,105
Less: discount on current portion of loans payable
Current portion of loans payable, net of discount								$ 519,105
Promissory Note Payable One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[1],[2]							Jul. 18, 2016
Debt Instrument, Maturity Date	[1],[2]							Jul. 18, 2017
Debt instrument, face amount	[1],[2]							$ 3,500
Annual interest rate	[1],[2]							22.00%
Promissory Note Payable Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[3]							Dec. 10, 2020
Debt Instrument, Maturity Date	[3]							Mar. 01, 2027
Debt instrument, face amount	[3]							$ 3,921,168
Annual interest rate	[3]							12.00%
Debt instrument maturity date description							On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Promissory Note Payable Two [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Three [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[4]							Dec. 10, 2020
Debt Instrument, Maturity Date	[4]							Mar. 01, 2027
Debt instrument, face amount	[4]							$ 2,754,338
Annual interest rate	[4]							12.00%
Debt instrument maturity date description							On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Total payments									$ 300,000
Promissory Note Payable Three [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Four [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[1],[5]							Dec. 10, 2020
Debt Instrument, Maturity Date	[1],[5]							Dec. 10, 2024
Debt instrument, face amount	[1],[5]							$ 165,605
Annual interest rate	[1],[5]							12.00%
Debt instrument maturity date description				The maturity date was extended from December 10, 2023 to December 10, 2024 on February 29, 2024
Interest expense				$ 22,958
Promissory Note Payable Five [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[6]							Dec. 14, 2020
Debt Instrument, Maturity Date	[6]							Mar. 01, 2027
Debt instrument, face amount	[6]							$ 310,375
Annual interest rate	[6]							12.00%
Promissory Note Payable Six [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[7]							Dec. 30, 2020
Debt Instrument, Maturity Date	[7]							Mar. 01, 2027
Debt instrument, face amount	[7]							$ 350,000
Annual interest rate	[7]							12.00%
Debt instrument maturity date description							On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Promissory Note Payable Six [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Seven [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[8]							Jan. 01, 2021
Debt Instrument, Maturity Date	[8]							Mar. 01, 2027
Debt instrument, face amount	[8]							$ 25,000
Annual interest rate	[8]							12.00%
Debt instrument maturity date description							On November 28, 2023, the parties extended the maturity date from January 1, 2024, to March 1, 2025, with all other terms and conditions remaining the same.
Promissory Note Payable Seven [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Eight [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[9]							Jan. 01, 2021
Debt Instrument, Maturity Date	[9]							Mar. 01, 2027
Debt instrument, face amount	[9]							$ 145,000
Annual interest rate	[9]							12.00%
Debt instrument maturity date description							On November 28, 2023, the parties extended the maturity date from January 1, 2024, to March 1, 2025, with all other terms and conditions remaining the same.
Promissory Note Payable Eight [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Nine [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[10]							Jan. 14, 2021
Debt Instrument, Maturity Date	[10]							Mar. 01, 2027
Debt instrument, face amount	[10]							$ 388,000
Annual interest rate	[10]							12.00%
Debt instrument maturity date description							On November 28, 2023, the parties extended the maturity date from January 14, 2024, to March 1, 2025, with all other terms and Conditions remaining the same.
Promissory Note Payable Nine [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Ten [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[11]							Feb. 22, 2021
Debt Instrument, Maturity Date	[11]							Mar. 01, 2027
Debt instrument, face amount	[11]							$ 1,650,000
Annual interest rate	[11]							12.00%
Interest expense										$ 950,000
Promissory Note Payable Eleven [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[12]							Mar. 01, 2021
Debt Instrument, Maturity Date	[12]							Mar. 01, 2027
Debt instrument, face amount	[12]							$ 6,000,000
Annual interest rate	[12]							12.00%
Interest expense										2,850,000
Promissory Note Payable Eleven [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Twelve [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[13]							Jun. 08, 2021
Debt Instrument, Maturity Date	[13]							Jun. 08, 2027
Debt instrument, face amount	[13]							$ 2,750,000
Annual interest rate	[13]							12.00%
Interest expense										$ 1,615,000
Promissory Note Payable Twelve [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from June 8, 2025, to June 8, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Thirteen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[14]							Jul. 12, 2021
Debt Instrument, Maturity Date	[14]							Jul. 26, 2026
Debt instrument, face amount	[14]							$ 3,740,360
Annual interest rate	[14]							7.00%
Promissory Note Payable Fourteen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[15]							Sep. 14, 2021
Debt Instrument, Maturity Date	[15]							Sep. 14, 2027
Debt instrument, face amount	[15]							$ 1,650,000
Annual interest rate	[15]							12.00%
Promissory Note Payable Fifteen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[16]							Jul. 28, 2022
Debt Instrument, Maturity Date	[16]							Mar. 01, 2027
Debt instrument, face amount	[16]							$ 170,000
Annual interest rate	[16]							15.00%
Debt instrument maturity date description						On November 29, 2023, the parties extended the maturity date from July 28, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized.
Promissory Note Payable Fifteen [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Sixteen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[17]							Aug. 30, 2022
Debt Instrument, Maturity Date	[17]							Aug. 30, 2027
Debt instrument, face amount	[17]							$ 3,000,000
Annual interest rate	[17]							15.00%
Promissory Note Payable Sixteen [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from August 30, 2025, to August 30, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Seventeen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[18]							Sep. 07, 2022
Debt Instrument, Maturity Date	[18]							Mar. 01, 2027
Debt instrument, face amount	[18]							$ 400,000
Annual interest rate	[18]							15.00%
Debt instrument maturity date description						On November 29, 2023, the parties extended the maturity date from September 7, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized.
Promissory Note Payable Seventeen [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Eighteen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[19]							Sep. 08, 2022
Debt Instrument, Maturity Date	[19]							Mar. 01, 2027
Debt instrument, face amount	[19]							$ 475,000
Annual interest rate	[19]							15.00%
Debt instrument maturity date description						On November 29, 2023, the parties extended the maturity date from September 8, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized.
Promissory Note Payable Eighteen [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Nineteen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[20]							Oct. 13, 2022
Debt Instrument, Maturity Date	[20]							Mar. 01, 2027
Debt instrument, face amount	[20]							$ 350,000
Annual interest rate	[20]							15.00%
Debt instrument maturity date description						On November 29, 2023, the parties extended the maturity date from October 13, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized.
Promissory Note Payable Nineteen [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Twenty [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[21],[22]							Oct. 28, 2022
Debt Instrument, Maturity Date	[21],[22]							Oct. 31, 2026
Debt instrument, face amount	[21],[22]							$ 400,000
Annual interest rate	[21],[22]							15.00%
Promissory Note Payable Twenty One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[21],[22]							Nov. 09, 2022
Debt Instrument, Maturity Date	[21],[22]							Oct. 31, 2026
Debt instrument, face amount	[21],[22]							$ 400,000
Annual interest rate	[21],[22]							15.00%
Promissory Note Payable Twenty Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[21],[22]							Nov. 10, 2022
Debt Instrument, Maturity Date	[21],[22]							Oct. 31, 2026
Debt instrument, face amount	[21],[22]							$ 400,000
Annual interest rate	[21],[22]							15.00%
Promissory Note Payable Twenty Three [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[21],[22]							Nov. 15, 2022
Debt Instrument, Maturity Date	[21],[22]							Oct. 31, 2026
Debt instrument, face amount	[21],[22]							$ 400,000
Annual interest rate	[21],[22]							15.00%
Promissory Note Payable Twenty Four [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[21],[22]							Jan. 11, 2023
Debt Instrument, Maturity Date	[21],[22]							Oct. 31, 2026
Debt instrument, face amount	[21],[22]							$ 400,000
Annual interest rate	[21],[22]							15.00%
Promissory Note Payable Twenty Five [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[21],[22]							Feb. 06, 2023
Debt Instrument, Maturity Date	[21],[22]							Oct. 31, 2026
Debt instrument, face amount	[21],[22]							$ 400,000
Annual interest rate	[21],[22]							15.00%
Promissory Note Payable Twenty Six [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[21],[22]							Apr. 05, 2023
Debt Instrument, Maturity Date	[21],[22]							Oct. 31, 2026
Debt instrument, face amount	[21],[22]							$ 400,000
Annual interest rate	[21],[22]							15.00%
Promissory Note Payable Twenty Seven [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[21],[22]							Apr. 20, 2023
Debt Instrument, Maturity Date	[21],[22]							Oct. 31, 2026
Debt instrument, face amount	[21],[22]							$ 400,000
Annual interest rate	[21],[22]							15.00%
Promissory Note Payable Twenty Eight [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[21],[22]							May 11, 2023
Debt Instrument, Maturity Date	[21],[22]							Oct. 31, 2026
Debt instrument, face amount	[21],[22]							$ 400,000
Annual interest rate	[21],[22]							15.00%
Promissory Note Payable Twenty Nine [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[21],[22]							Oct. 27, 2023
Debt Instrument, Maturity Date	[21],[22]							Oct. 31, 2026
Debt instrument, face amount	[21],[22]							$ 400,000
Annual interest rate	[21],[22]							15.00%
Promissory Note Payable Thirty [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[23]							Nov. 30, 2023
Debt Instrument, Maturity Date	[23]							Apr. 30, 2026
Debt instrument, face amount	[23]							$ 203,000
Annual interest rate	[23]							35.00%
Promissory Note Payable Thirty One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[24]							Mar. 08, 2024
Debt Instrument, Maturity Date	[24]							Aug. 08, 2025
Debt instrument, face amount	[24]							$ 350,000
Annual interest rate	[24]							35.00%
Promissory Note Payable Thirty One [Member] | Lender [Member]
Short-Term Debt [Line Items]
Annual interest rate					35.00%
Total payments					$ 477,750
Promissory Note Payable Thirty One [Member] | Subsequent Event [Member] | Lender [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from April 30, 2025, to April 30, 2026, with all other terms and conditions remaining the same.
Promissory Note Payable Thirty Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[25]							Aug. 08, 2024
Debt Instrument, Maturity Date	[25]							Aug. 08, 2025
Debt instrument, face amount	[25]
Annual interest rate	[25]							12.00%
Promissory Note Payable Thirty Two [Member] | Lender [Member]
Short-Term Debt [Line Items]
Annual interest rate			35.00%
Total payments			$ 477,750

[1]	In default
[2]	This note was transferred from convertible notes payable because in August 2022 it was no longer convertible due to restrictions placed on the lender.
[3]	This promissory note was issued as part of a debt settlement whereby $
[4]	This promissory note was issued as part of a debt settlement whereby $
[5]	This promissory note was issued as part of a debt settlement whereby $
[6]	This promissory note was issued as part of a debt settlement whereby $
[7]	The note, with an original principal amount of $
[8]	This promissory note was issued as part of a debt settlement whereby $
[9]	This promissory note was issued as part of a debt settlement whereby $
[10]	The note, with an original principal amount of $
[11]	The note, with an original principal balance of $
[12]	The unsecured note may be pre-payable at any time. Cash proceeds of $
[13]	The note, with an original principal balance of $
[14]	This loan, with an original principal balance of $
[15]	The note, with an original principal balance of $
[16]	Original $
[17]	A warrant holder exchanged
[18]	Original $
[19]	Original $
[20]	Original $
[21]	November 9, 2022, $
[22]	On October 28, 2022, the Company entered into an loan facility with a lender for up to $
[23]	On November 30, 2023, the Company entered into an agreement where the lender will pay the Company $
[24]	On March 8, 2024, the Company entered into another agreement where the lender will pay the Company $
[25]	On August 8, 2024, a Series F preferred shareholder exchanged